Accrued Liabilities and Other (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accrued Liabilities and Other
Programming costs	$ 36.2	$ 33.2	$ 30.2
Franchise, copyright and revenue sharing fees	9.7	10.5	11.0
Payroll and employee benefits	15.6	10.7	11.8
Property, income, sales and use taxes	8.2	8.6	8.6
Utility pole rentals	3.1	3.2	3.0
Legal and professional fees	0.6	1.3	2.7
Other accrued liabilities	18.4	18.1	11.6
Accrued liabilities and other	$ 91.8	$ 85.6	$ 78.9